Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Ingredient materials	$ 538,898	$ 421,275
Package and other materials	166,207	141,030
Finished goods	125,492	176,468
Total inventories	$ 830,597	$ 738,773